HODGES FUND

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 92.2%
Aerospace & Defense: 1.9%
100,000	Spirit AeroSystems Holdings, Inc. - Class A	$4,719,000

Airlines: 2.5%
200,000	Spirit Airlines, Inc. [1]	6,088,000

Apparel & Shoe Retail: 2.5%
302,625	Duluth Holdings, Inc. - Class B [1]	6,249,206

Auto Manufacturers: 3.2%
135,000	General Motors Co. [1]	7,987,950

Banks: 2.4%
450,000	Deutsche Bank AG [1]	5,886,000

Biotechnology: 4.3%
45,000	Moderna, Inc. [1]	10,574,100

Building Materials: 8.8%
150,000	The AZEK Co, Inc. - Class A [1]	6,369,000
135,000	Builders FirstSource, Inc. [1]	5,759,100
30,000	Eagle Materials, Inc.	4,263,300
40,000	Owens Corning	3,916,000
20,000	U.S. Concrete, Inc. [1]	1,476,000
		21,783,400
Computers: 1.4%
76,475	NCR Corp. [1]	3,488,025

Diversified Financial Services: 2.6%
90,000	The Charles Schwab Corp.	6,552,900

Entertainment: 1.7%
80,000	DraftKings, Inc. - Class A [1]	4,173,600

Healthcare Products: 1.8%
20,000	Novocure Ltd. [1]	4,436,400

Home Builders: 2.1%
200,000	Taylor Morrison Home Corp. [1]	5,284,000

Home Furnishings: 2.0%
125,000	Tempur Sealy International, Inc.	4,898,750

Internet: 13.1%
35,000	Airbnb, Inc. - Class A [1]	5,359,900
200,000	CarParts.com, Inc. [1]	4,072,000
100,000	Revolve Group, Inc. - Class A [1]	6,890,000
75,000	Snap, Inc. - Class A [1]	5,110,500
150,000	TripAdvisor, Inc. - Class A [1]	6,045,000
100,000	Uber Technologies, Inc. [1]	5,012,000
		32,489,400
Iron & Steel: 4.8%
300,000	Cleveland-Cliffs, Inc. [1]	6,468,000
175,000	Commercial Metals Co.	5,376,000
		11,844,000
Leisure Time: 5.5%
300,000	Nautilus, Inc. [1]	5,055,000
115,000	Norwegian Cruise Line Holdings Ltd. [1]	3,382,150
110,000	Vista Outdoor, Inc. [1]	5,090,800
		13,527,950
Mining: 2.3%
150,000	Freeport-McMoRan, Inc.	5,566,500

Office Supplies Retail: 2.6%
150,000	Cricut, Inc. - Class A [1]	6,390,000

Oil Companies Exploration & Production: 2.9%
200,000	Matador Resources Co.	7,202,000

Oil Field Services: 1.5%
115,000	Schlumberger NV	3,681,150

Pharmaceuticals: 2.1%
145,000	GoodRx Holdings, Inc. - Class A [1]	5,221,450

Restaurants: 4.1%
2,134,382	Luby’s, Inc. [1,2]	8,196,027
1,100,000	Waitr Holdings, Inc. [1]	1,958,000
		10,154,027
Semiconductors: 7.0%
35,500	Cree, Inc. [1]	3,476,515
50,000	Micron Technology, Inc. [1]	4,249,000
100,000	ON Semiconductor Corp. [1]	3,828,000
30,000	Skyworks Solutions, Inc.	5,752,500
		17,306,015
Software: 2.1%
85,000	Motorsport Games, Inc. - Class A [1]	1,190,000
10,000	Twilio, Inc. - Class A [1]	3,941,600
		5,131,600

Textiles: 1.2%
1,000,000	The Dixie Group, Inc. [1,2]		2,930,000

U.S. Royalty Trusts: 5.8%
9,000	Texas Pacific Land Corp.		14,397,660

TOTAL COMMON STOCKS
(Cost $151,158,102)			227,963,083

Contracts (100 shares per contract)		Notional Value
CALL OPTIONS PURCHASED: 5.1% [1]
Healthcare Products: 0.9%
900	Medtronic PLC, Expiration: November 2021, Exercise Price: $100.00	$ 11,171,700	2,270,250

Home Furnishings: 0.5%
350	Whirlpool Corp., Expiration: September 2021, Exercise Price: $185.00	7,630,700	1,230,250

Internet: 3.1%
50	Alphabet, Inc. - Class C, Expiration: October 2021, Exercise Price: $2,200.00	12,531,600	1,731,250
50	Amazon.com, Inc., Expiration: October 2021, Exercise Price: $3,000.00	17,200,800	2,485,375
200	Facebook, Inc. - Class A, Expiration: July 2021, Exercise Price: $250.00	6,954,200	1,966,500
400	Palo Alto Networks, Inc., Expiration: September 2021, Exercise Price: $350.00	14,842,000	1,360,000
			7,543,125
Transportation: 0.6%
325	FedEx Corp., Expiration: July 2021, Exercise Price: $250.00	9,695,725	1,582,750

TOTAL CALL OPTIONS PURCHASED
(Cost $10,779,291)			12,626,375

TOTAL INVESTMENTS IN SECURITIES: 97.3%
(Cost $161,937,393)			240,589,458
Other Assets in Excess of Liabilities: 2.7%			6,802,050
TOTAL NET ASSETS: 100.0%			$247,391,508

[1]	Non-income producing security.
[2]	Company is an “affiliated person” of the Hodges Fund (the “Fund”), as defined in the Investment Company Act of 1940.

Affilates Common Stocks	Share Balance June 30, 2021	Value March 31, 2021	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value June 30, 2021	Dividend Income
The Dixie Group, Inc. [1]	1,000,000	$2,970,000	$-	$-	$-	$(40,000)	$2,930,000	$-
Luby's, Inc. [1]	2,134,382	7,531,887	-	(551,870)	(778,529)	1,994,539	8,196,027	-
Total					$(778,529)	$1,954,539	$11,126,027	$-

[1] Non-income producing security.

The Fund did not have investments in majority-owned subsidiaries or controlled companies.

Hodges Fund
Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$227,963,083	$-	$-	$227,963,083
Call Options Purchased	-	12,626,375	-	12,626,375
Total Investments in Securities	$227,963,083	$12,626,375	$-	$240,589,458